Income Taxes (Details) - Schedule of income taxes expenses computed at the Hong Kong statutory tax rate - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of income taxes expenses computed at the Hong Kong statutory tax rate [Abstract]
Net income (loss) before tax	$ 4,920,167	$ (20,116,938)	$ (15,134,485)
Provision for income taxes at Hong Kong statutory income tax rate (16.5%)	811,828	(3,319,294)	(2,497,190)
Impact of different tax rates in other jurisdictions	(18,869)	(91,623)	(3,066)
Non-taxable income	(4,281,521)	(389,714)	(95,018)
Non-deductible expenses	79,200	702,433	540,893
Change in valuation allowance	3,409,362	3,098,198	2,054,381
Effective income tax expense